CONVERTIBLE PROMISSORY NOTES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Convertible promissory notes	$ 1,582,495	$ 395,373	$ 639,824
Convertible promissory notes, maturity date	Dec. 31, 2021	Dec. 31, 2021
Converible promissory notes, terms of conversion feature	The notes may be converted into common shares of the Company in whole or in part at the option of the holder upon terms to be determined by the Company either 10 days prior to repayment of the note or the maturity date, whichever shall occur first	The notes may be converted into common shares of the Company in whole or in part at the option of the holder upon terms to be determined by the Company either 10 days prior to repayment of the note or the maturity date, whichever shall occur first
Convertible promissory notes, redemption description	The notes shall become immediately payable should the Company complete financing in excess of US$5,000,000 prior to the maturity date, and shall bear interest at 3% per annum compounded annually should the Company default on the note	The notes shall become immediately payable should the Company complete financing in excess of US$5,000,000 prior to the maturity date, and shall bear interest at 3% per annum compounded annually should the Company default on the note
Amount of financing to enable redemption of convertible promissory notes	$ 5,000,000	$ 5,000,000
Event of default, interest rate	3.00%	3.00%
Repayment of convertible promissory notes	$ 220,000	$ 49,806
Gain on settlement of debts		41,406
Convertible promissory notes, conversion amount	$ 304,239
Total converted shares	2,500,000
Director and Officer [Member]
Disclosure of transactions between related parties [line items]
Convertible promissory notes		2,919
Consulting Agreement [Member] | Unrelated Party [Member]
Disclosure of transactions between related parties [line items]
Convertible promissory notes	$ 37,692
Convertible promissory notes, maturity date	Jan. 10, 2018
Converible promissory notes, terms of conversion feature	The note shall be converted into common shares of the Company at a 20% discount to the lowest closing bid price for the Company’s common stock offered during the twenty trading days prior to conversion
Interest rate	3.00%
Total converted shares	355,450
Settlement of Debt Agreement [Member] | Assignment of Creditors [Member]
Disclosure of transactions between related parties [line items]
Repayment of convertible promissory notes		$ 293,389
Debt conversion converted instrument shares issued		16,000,000
Convertible Promissory Notes [Member]
Disclosure of transactions between related parties [line items]
Convertible promissory notes	$ 1,053,647
Converible promissory notes, terms of conversion feature	Any amount of principal and or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common stock of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion
Repayment of convertible promissory notes	$ 290,540
Convertible promissory notes, prepayment description	The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid
Total converted shares	4,267,873
Maximum [member]
Disclosure of transactions between related parties [line items]
Event of default, interest rate	22.00%
Interest rate	10.00%
Minimum [Member]
Disclosure of transactions between related parties [line items]
Event of default, interest rate	24.00%
Interest rate	12.00%